Cost Method Investment	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments / Loans from a Related Party, a Cost Investment Investee [Abstract]
COST METHOD INVESTMENT

12. COST METHOD INVESTMENT

	December 31,	December 31,
	2016	2015
Beginning balance	$3,851,071	$-

Addition	-	3,851,071
Less: impairment loss	-	-
Foreign currency adjustment	(251,240)	-
Ending balance	$3,599,831	$3,851,071

In January 2015, the Company made a commitment to invest 5% of the paid-in capital in Xinjiang Microcredit Refinancing Co., Ltd. (“Microcredit Refinancing”). Microcredit Refinancing is a newly formed micro refinancing company in the PRC with total registered capital of RMB 1,000,000,000 (approximately $143,993,250). As of December 31, 2016, Microcredit Refinancing had paid-in capital of RMB 500,000,000 (approximately $75,254,730), and the Company had invested RMB 25,000,000 (approximately $3,599,831) in Microcredit Refinancing. Such investment is accounted for under the cost method as the Company does not have significant influence over Microcredit Refinancing. The cost of this investment approximated $3,599,831 and $3,851,071 as of December 31, 2016 and 2015.

Based on the fact that there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the cost method investment for the year ended December 31, 2016 and 2015, and it is determined that it is not practical to estimate the fair value of the investment, the Company did not estimate the fair value of the cost method investment in accordance with ASC 325-20.

An impairment charge is recorded if the carrying amount of the equity investment exceeds its fair value and this condition is determined to be other-than-temporary. The Company performs an impairment test on its cost method investment whenever events or changes in business circumstances indicate that another-than-temporary impairment has occurred, by considering current economic and market conditions, operating performance, development stages and technology development, and engaging an independent third-party valuation firm to estimate the fair value of cost method investment, as appropriate. The Company recorded no impairment charge to the carrying value of its investments under the cost method for the years ended December 31, 2016 and 2015.